Leases - Summary of Right of Use Assets Activity (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 254,319
Ending Balance	206,090
Right-of-use assets, net	206,090
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	0
Additions	254,319
Ending Balance	254,319
Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Amortization To Right of use Assets	(48,229)
Ending Balance	$ (48,229)